Acquisition and Disposal (Details) ¥ in Thousands			6 Months Ended
	Jul. 28, 2025 CNY (¥) shares	Jul. 18, 2025 shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($)	Sep. 30, 2025 CNY (¥)
Acquisition and Disposal [Line Items]
Cash consideration			¥ 359		¥ 70,000
Carve Group Ltd [Member]
Acquisition and Disposal [Line Items]
Equity interest	100.00%
Purchase price	¥ 2,102,028
Transferred of shares (in Shares) | shares	195,894,609
Acquisition-related costs			¥ 50
Carve Group Ltd [Member] | Class A Ordinary Shares [Member]
Acquisition and Disposal [Line Items]
Transferred of shares (in Shares) | shares	195,894,609
Real Prospect Limited [Member]
Acquisition and Disposal [Line Items]
Equity interest		100.00%	100.00%	100.00%
Purchase price			¥ 1,043,547
Transferred of shares (in Shares) | shares		98,002,174
Acquisition-related costs			¥ 50
Contingent consideration arrangement (in Dollars) | $
Recognized contingent consideration asset (in Dollars) | $
Real Prospect Limited [Member] | Class A Ordinary Shares [Member]
Acquisition and Disposal [Line Items]
Transferred of shares (in Shares) | shares			98,002,174
AIFU [Member]
Acquisition and Disposal [Line Items]
Cash consideration			¥ 359
Gain on disposal of business in subsidiary			¥ 30,169